Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,572,686.06

Principal:
Principal Collections	$31,918,476.16
Prepayments in Full	$19,616,259.48
Liquidation Proceeds	$357,668.87
Recoveries	$28,950.91
Sub Total	$51,921,355.42
Collections	$55,494,041.48

Purchase Amounts:
Purchase Amounts Related to Principal	$136,218.69
Purchase Amounts Related to Interest	$605.33
Sub Total	$136,824.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,630,865.50

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$55,630,865.50
Servicing Fee	$923,577.47	$923,577.47	$0.00	$0.00	$54,707,288.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$54,707,288.03
Interest - Class A-2 Notes	$146,646.16	$146,646.16	$0.00	$0.00	$54,560,641.87
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$54,212,266.87
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$54,091,046.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,091,046.20
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$54,023,163.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,023,163.53
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$53,971,862.28
Third Priority Principal Payment	$10,257,647.94	$10,257,647.94	$0.00	$0.00	$43,714,214.34
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$43,652,389.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,652,389.76
Regular Principal Payment	$39,168,872.23	$39,168,872.23	$0.00	$0.00	$4,483,517.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,483,517.53
Residual Released to Depositor	$0.00	$4,483,517.53	$0.00	$0.00	$0.00
Total		$55,630,865.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$10,257,647.94
Regular Principal Payment					$39,168,872.23
Total					$49,426,520.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$49,426,520.17	$91.75	$146,646.16	$0.27	$49,573,166.33	$92.02
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$49,426,520.17	$30.70	$797,250.33	$0.50	$50,223,770.50	$31.20

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$374,415,719.56	0.6950357	$324,989,199.39	0.6032842
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,051,855,719.56	0.6532292	$1,002,429,199.39	0.6225340

Pool Information
Weighted Average APR	3.858%	3.847%
Weighted Average Remaining Term	45.27	44.55
Number of Receivables Outstanding	62,946	60,986
Pool Balance	$1,108,292,964.11	$1,055,983,726.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,060,239,230.36	$1,010,028,071.62
Pool Factor	0.6724358	0.6406981

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$15,839,755.89
Yield Supplement Overcollateralization Amount	$45,955,654.59
Targeted Overcollateralization Amount	$53,554,526.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,554,526.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		187	$280,614.70
(Recoveries)		28	$28,950.91
Net Losses for Current Collection Period			$251,663.79
Cumulative Net Losses Last Collection Period			$2,134,860.01
Cumulative Net Losses for all Collection Periods			$2,386,523.80

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.88%	462	$9,287,075.48
61-90 Days Delinquent	0.06%	32	$661,818.52
91-120 Days Delinquent	0.01%	7	$147,965.08
Over 120 Days Delinquent	0.04%	17	$390,123.10
Total Delinquent Receivables	0.99%	518	$10,486,982.18

Repossession Inventory:
Repossessed in the Current Collection Period		38	$862,135.02
Total Repossessed Inventory		63	$1,463,996.78

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.4886%
Prior Collection Period			0.4562%
Current Collection Period			0.2791%
Three Month Average			0.4079%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1165%
Prior Collection Period			0.1144%
Current Collection Period			0.0918%
Three Month Average			0.1076%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer